BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF BORROWINGS

	As of December 31,
	2023	2024
	RMB	RMB	USD
CURRENT
Bank borrowings – unsecured	26,274	43,005	5,892
Long-term borrowing – secured, current portion	-	2,888	395
Subtotal	26,274	45,893	6,287

NON-CURRENT
Long-term borrowing – secured	-	1,474	202
Subtotal	-	1,474	202

Total	26,274	47,367	6,489